SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

18. SUBSEQUENT EVENT

Subsequent to the year ended December 31, 2019, the Company granted incentive stock options to a director for the purchase of up to 200,000 common shares in the capital stock of the Company. The options are exercisable on or before February 25, 2025 at a price of $0.76. The options vest 1/3 on grant date, 1/3 on the first anniversary of the grant date, and 1/3 on the second anniversary of the grant date.